Stock-Based Compensation Plans - Summary of Stock Options Outstanding (Details)	12 Months Ended
	Sep. 30, 2017 yr $ / shares shares	Sep. 30, 2016 yr $ / shares	Sep. 30, 2015 yr $ / shares	Jan. 30, 2015 yr $ / shares
Shares under option | shares	151,591
Weighted average exercise price	$ 22.18	$ 22.52	$ 21.95	$ 20.31
Weighted average remaining life | yr	6.3	6.2	5.8	5.6
$16.50 - $20.63 Non-exercisable
Shares under option | shares	1,984
Weighted average exercise price	$ 19.54
Weighted average remaining life | yr	5.2
Minimum exercise price	$ 16.50
Maximum exercise price	$ 20.63
$20.64 - $25.78 Non-exercisable
Shares under option | shares	46,813
Weighted average exercise price	$ 22.11
Weighted average remaining life | yr	8.8
Minimum exercise price	$ 20.64
Maximum exercise price	$ 25.78
$25.79 - $32.23 Non-exercisable
Shares under option | shares	6,893
Weighted average exercise price	$ 28.27
Weighted average remaining life | yr	6.8
Minimum exercise price	$ 25.79
Maximum exercise price	$ 32.23
Non-exercisable
Shares under option | shares	55,690
Weighted average exercise price	$ 22.78
Weighted average remaining life | yr	8.4
$16.50 - $20.63
Shares under option | shares	38,078
Weighted average exercise price	$ 18.50
Weighted average remaining life | yr	3.4
Minimum exercise price	$ 16.50
Maximum exercise price	$ 20.63
$20.64 - $25.78
Shares under option | shares	45,498
Weighted average exercise price	$ 22.71
Weighted average remaining life | yr	5.9
Minimum exercise price	$ 20.64
Maximum exercise price	$ 25.78
$25.79 - $32.23
Shares under option | shares	12,325
Weighted average exercise price	$ 28.86
Weighted average remaining life | yr	6.7
Minimum exercise price	$ 25.79
Maximum exercise price	$ 32.23
Exercisable
Shares under option | shares	95,901
Weighted average exercise price	$ 21.83
Weighted average remaining life | yr	5.0